Share Based Payments (Details) - Schedule of table summarizes company’s stock option activity	12 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Schedule Of Table Summarizes Company SStock Option Activity Abstract
Number of Options Outstanding beginning	640,703,112	262,960,728
Weighted Average Exercise Price Outstanding beginning	$ 0.104	$ 0.04
Weighted Average Remaining Contractual Life (years) Outstanding beginning		1 year 3 months 1 day
Number of Options Granted	72,414,690	412,169,705
Weighted Average Exercise Price Granted	$ 0.152	$ 0.139
Number of Options Exercised	(286,500,523)	(34,427,321)
Weighted Average Exercise Price Exercised	$ 0.044	$ 0.031
Number of Options Expired or forfeited	(88,000,000)
Weighted Average Exercise Price Expired or forfeited	$ 0.104
Number of Options Outstanding ending	338,617,279	640,703,112
Weighted Average Exercise Price Outstanding ending	$ 0.166	$ 0.104
Weighted Average Remaining Contractual Life (years) Outstanding ending	6 months 24 days	8 months 29 days
Number of Options Exercisable as of 30 June 2021	337,117,279
Weighted Average Exercise Price Exercisable as of 30 June 2021	$ 0.167